  As filed with the Securities and Exchange Commission on December 30, 1997







                                       Securities Act Registration No. 333-39133
                                Investment Company Act Registration No. 811-8461
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [|X|]


                      Pre-Effective Amendment No. 2 [|X|]
                                    --------


                      Post-Effective Amendment No. ____ [ ]

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                                Amendment No.  2     [|X|]


                             GRAND PRIX FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)



      WILTON EXECUTIVE CAMPUS
     15 RIVER ROAD, SUITE 220                                06897
        WILTON, CONNECTICUT                                (Zip Code)
(Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (203) 761-9600
                                 ROBERT ZUCCARO
                             TARGET INVESTORS, INC.
                             WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                            WILTON, CONNECTICUT 06897
                     (Name and Address of Agent for Service)

                                   Copies to:

                                  CAROL A. GEHL
                              GODFREY & KAHN, S.C.
                             780 NORTH WATER STREET
                           MILWAUKEE, WISCONSIN 53202

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the Registration Statement becomes effective.

In accordance with Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of shares of its common stock, $.01 par value, is being registered by this Registration Statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.
================================================================================

                              CROSS REFERENCE SHEET


                  (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A).

                                                                             Caption or Subheading in
                                                                              Prospectus or Statement
                       Item No. on Form N-1A                                 of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

      1.       Cover Page                                                   Cover Page

      2.       Synopsis                                                     Investor Expenses; Highlights

      3.       Condensed Financial Information                              *

      4.       General Description of Registrant                            Investment Strategy;
                                                                            Implementation of Policies and Risks;
                                                                            Investment Objective and Restrictions; Fund
                                                                            Organization and Management


      5.       Management of the Fund                                       Fund Organization and Management

      5A.      Management's Discussion of Fund                              *
               Performance

      6.       Capital Stock and Other Securities                           Highlights; Fund Organization and  Management;
                                                                            Dividends, Capital Gain Distributions and Tax
                                                                            Treatment

      7.       Purchase of Securities Being Offered                         Fund Organization and Management; Your
                                                                            Account; Determination of Net Asset Value;
                                                                            Distribution and Shareholder Servicing Plan


      8.       Redemption or Repurchase                                     Your Account; Determination of Net Asset
                                                                            Value

      9.       Pending Legal Proceedings                                    *



PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

      10.      Cover Page                                                   Cover Page

      11.      Table of Contents                                            Table of Contents

      12.      General Information and History                              *


      13.      Investment Objectives and Policies                           Investment Objective and Restrictions;
                                                                            Investment Policies and Techniques; Fund Transactions
                                                                            and Brokerage

      14.      Management of the Fund                                       Directors and Officers; Investment Advisor

      15.      Control Persons and Principal Holders of                     Principal Shareholders; Directors and
               Securities                                                   Officers

      16.      Investment Advisory and Other Services                       Investment Advisor; Fund Organization and
                                                                            Management (in Prospectus);  Plan of
                                                                            Distribution; Custodian, Transfer Agent and
                                                                            Dividend-Disbursing Agent; Independent Auditors

      17.      Brokerage Allocation and Other Practices                     Fund Transactions and Brokerage

      18.      Capital Stock and Other Securities                           Included in Prospectus under the heading
                                                                            Fund Organization and Management

      19.      Purchase, Redemption and Pricing of Securities               Included in Prospectus under the headings
               Being Offered                                                Your Account; Determination of Net Asset Value; and
                                                                            in the Statement of Additional Information under
                                                                            the heading Plan of Distribution

      20.      Tax Status                                                   Included in Prospectus under the heading
                                                                            Dividends, Capital Gain Distributions and Tax
                                                                            Treatment; and in the Statement of Additional
                                                                            Information under the heading Taxes

      21.      Underwriters                                                 *

      22.      Calculations of Performance Data                             Performance Information

      23.      Financial Statements                                         Financial Statements








------------------------

*  Answer negative or inapplicable.

PROSPECTUS
December 31, 1997

                                     [Logo]
                             GRAND PRIX FUNDS, INC.

                                 GRAND PRIX FUND

                             WILTON EXECUTIVE CAMPUS
                            15 River Road, Suite 220
                            Wilton, Connecticut 06897
                            Telephone: 1-800-432-4741





--------------------------------------------------------------------------------


         Grand Prix Funds, Inc. ("Corporation") is an open-end, management investment company, commonly referred to as a mutual fund. The Corporation currently comprises one non-diversified portfolio: the Grand Prix Fund ("Fund"). The Fund's investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that exhibit fast earnings growth and are rising in price. Target Holdings Corporation, doing business as Target Investors (the "Advisor"), believes that the use of this momentum strategy has the potential for higher returns than other investment strategies. Under federal securities laws, the Fund is "not diversified." As a result, it may be more vulnerable than a "diversified" fund to fluctuations in the value of the companies in the Fund's portfolio.

         This Prospectus contains information you should consider before you invest in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information ("SAI") for the Fund, dated December 31, 1997, contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). The SAI, which may be revised from time to time, is available without charge upon request to the Fund at the above-noted address or telephone number.
                              --------------------

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS
--------------------------------------------------------------------------------


INVESTOR EXPENSES..............................................................3


HIGHLIGHTS.....................................................................4


INVESTMENT STRATEGY............................................................5


IMPLEMENTATION OF POLICIES AND RISKS...........................................6


INVESTMENT OBJECTIVE AND RESTRICTIONS..........................................8


PRIOR PERFORMANCE OF THE ADVISOR...............................................9


FUND ORGANIZATION AND MANAGEMENT...............................................9


YOUR ACCOUNT..................................................................10


DETERMINATION OF NET ASSET VALUE..............................................17


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN...................................17


DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT.......................18


FUND PERFORMANCE..............................................................18


ADDITIONAL INFORMATION........................................................19

         No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                                INVESTOR EXPENSES
--------------------------------------------------------------------------------

         The following information is provided to help you understand the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchases.........................................   None
Sales Load Imposed on Reinvested Dividends..............................   None
Deferred Sales Load.....................................................   None
Redemption Fees.........................................................   None
Exchange Fees...........................................................   None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees.........................................................   1.00%
Rule 12b-1 Fees(2)......................................................   0.25%
Other Expenses (after waivers or reimbursements)(3).....................   0.40%
                                                                        -------
Total Operating Expenses (after waivers or reimbursements)(3)...........   1.65%
                                                                        =======
------------

(1) There are certain charges associated with certain special shareholder services offered by the Fund, including a $23 fee for returned checks or electronic funds transfers and a $10 fee for wire redemptions. For additional information, see "Your Account." Purchases and redemptions may also be made through broker-dealers or other financial intermediaries who may charge a commission or other transaction fee for their services.

(2) See "Distribution and Shareholder Servicing Plan" for detailed information relating to the Rule 12b-1 distribution and shareholder servicing plan ("Plan"). Consistent with the National Association of Securities Dealers, Inc.'s ("NASD") rules, Rule 12b-1 fees could cause long-term investors in the Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those rules.

(3) The Advisor has agreed to limit the total operating expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.65% of the Fund's average net assets until December 31, 1998. After such date, the expense limitation may be terminated or revised at any time. Absent this limitation, other expenses and total operating expenses of the Fund are estimated to be 0.87% and 2.12%, respectively. For additional information, see "Fund Organization and Management."

EXAMPLE

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period.


                                   1 year         $17
                                   3 years        $52

         The Example is based on the above-described "Total Operating Expenses." REMEMBER THAT THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The assumption in the Example of a 5% annual return is required by SEC regulations. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares.

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

->WHAT IS THE OBJECTIVE OF THE FUND?

         The Fund's investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that the Advisor believes have the potential for revenue and earnings growth superior to that of companies with similar market or business characteristics. The Advisor will not consider dividend or interest income in the selection of investments. See "Investment Strategy" and "Investment Objective and Restrictions."

->IN WHAT TYPES OF COMPANIES/SECURITIES WILL THE FUND INVEST?

         The Advisor intends to invest primarily in common stocks of companies which the Advisor characterizes as "growth" companies. The Fund's securities selections will be made without regard to an issuer's market capitalization; however, the Advisor anticipates that most investments will be made in companies that have a small-to-medium market capitalization. In the Advisor's opinion, a growth company is a company that is likely to experience positive sales and earnings growth at above average rates.


         Under normal circumstances, the Fund will be fully invested in common stocks, except that a small portion of the Fund's assets may be held in short-term money market securities and cash to pay redemption requests and Fund expenses and pending investment. Under unusual circumstances, as a defensive technique, the Fund may invest up to 35% of its total assets in cash and/or money market instruments deemed by the Advisor to be consistent with a temporary defensive posture. The Fund may but does not intend to leverage its assets or invest in options, futures, derivative contracts, initial public offerings or other exotic securities or arrangements. See "Implementation of Policies and Risks."


         In an effort to increase returns, the Fund expects to trade actively. The annual portfolio turnover rate could range from 400 to 800% or higher but generally will not exceed 1,500%. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses and the short-term gains realized from these transactions are taxable to shareholders as ordinary income. See "Implementation of Policies and Risks."

->WHAT ARE THE POTENTIAL RISKS OF INVESTING IN THE FUND?

         Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors. In addition, because the Fund has elected not to be subject to the diversification rules of the Investment Company Act of 1940, as amended ("1940 Act"), a relatively larger percentage of the Fund's assets may be invested in relatively fewer companies than is typical of other mutual funds. This non-diversification may increase volatility. See "Implementation of Policies and Risks."

->IS AN INVESTMENT IN THE FUND APPROPRIATE FOR ME?

         The Fund is suitable for long-term investors only. It is not a short-term investment vehicle. An investment in the Fund may be appropriate if you seek capital appreciation; seek a mutual fund for the aggressive equity portion of your portfolio; have no immediate financial requirements for this investment; and are willing to accept a high degree of volatility.

         The Fund is designed for investors who have the financial ability to undertake greater risk in exchange for the opportunity to realize greater financial gains in the future. See "Investment Objective and Restrictions."

->WHO WILL MANAGE MY INVESTMENT?

         Target Investors ("Advisor") serves as investment advisor to the Fund. As of September 30, 1997, the Advisor managed approximately $1 billion for individual and institutional clients. See "Prior Performance of the Advisor" and "Fund Organization and Management."

->HOW CAN I PURCHASE OR REDEEM FUND SHARES?

         You may purchase Fund shares at the Fund's net asset value. Fund shares are sold without a sales charge. You may be charged a nominal fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. No certificates are issued for shares. The Fund reserves the right to reject any purchase order.

         You may request redemption of Fund shares at any time. There are no redemption charges. For redemptions by wire, however, there is a $10 fee. When a redemption request is received in good order, the Fund will redeem the shares at the Fund's next net asset value determined after receipt of the request. See "Your Account."

         The Fund has adopted a distribution and shareholder servicing plan under Rule 12b-1 of the 1940 Act, which authorizes the Fund to pay a yearly distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund. See "Your Account" and "Distribution and Shareholder Servicing Plan."

         The minimum initial investment is $5,000. Subsequent investments must be at least $1,000. These minimums may be changed or waived at any time by the Fund. See "Your Account."

->WHAT IS THE FUND'S POLICY REGARDING DIVIDENDS AND OTHER DISTRIBUTIONS?

         You should not expect income from the Fund. However, as required by law, to avoid double taxation, the Fund will distribute substantially all of its net realized capital gains and net investment income, if any, to shareholders annually in the form of a distribution and/or dividend, taxable to you as capital gain or ordinary income. In the absence of specific instructions to the contrary, distributions and dividends will be reinvested in additional Fund shares and will not be available for the payment of taxes. See "Implementation of Policies and Risks" and "Dividends, Capital Gain Distributions and Tax Treatment."

->WHO SHOULD I CONTACT IF I HAVE QUESTIONS?

         General inquiries regarding the Fund can be addressed to either your investment professional or the Fund at the address or telephone number listed on the cover page of this Prospectus.

                               INVESTMENT STRATEGY
--------------------------------------------------------------------------------

         The Fund seeks to invest in the equity securities of companies, regardless of size, which, in the opinion of the Advisor, will experience positive earnings growth at an above average rate. Although the Advisor may invest in companies of all sizes, the Advisor expects that most investments will be made in companies with small to medium market capitalizations. The Advisor focuses on companies which exhibit fast earnings growth and are rising in price. The Advisor's general strategy is to be fully invested with at least 95% of assets invested in equity securities. Although the Advisor's investment strategy is based on company fundamentals, companies considered by the Advisor to be "growth" companies are often in the same or related market sectors. Thus, the Fund may be heavily invested in a single sector. One sector, however, like technology, may include various industries, like networking, telecommunications, software, semiconductors or voice-processing. The Fund may be concentrated in one sector, while being diversified among several industries. The Fund may take relatively large positions in a single issuer. To the extent the Fund is concentrated, it will be susceptible to adverse economic, political, regulatory or market developments affecting a single sector, industry or issuer. Additionally, the Fund will invest in a limited number of companies. This may increase the volatility of investment performance. Furthermore, as a means to increase returns, the Fund expects to trade actively. The annual portfolio turnover rate could range from 400 to 800% or higher but generally will not exceed 1,500%.

         When making purchase decisions for the Fund, the Advisor uses a "buy discipline" that involves three key components: research, fundamentals, and valuation. The Advisor develops its own research. Using a computer-driven model, the Advisor screens for certain fundamental attributes that it believes a "buy" candidate should possess, including (i) projected sales growth of 20% or more;
(ii) projected earnings growth of 20% or more; and (iii) unexpected good earnings. The Advisor then assigns scores to the securities based on such factors and ranks the securities accordingly. Pursuant to that ranking, the Advisor constructs a list of securities for the Fund and purchases the highest ranking securities for its portfolio. Companies are rescored and the portfolio is rebalanced weekly for variations from expectations.

         The Advisor makes sell decisions for the Fund based on two primary factors: significant deterioration in the price of the securities or better relative value in other securities.

                      IMPLEMENTATION OF POLICIES AND RISKS
--------------------------------------------------------------------------------

         In implementing its investment strategy, the Fund may use the following securities and investment techniques. Some of these securities and investment techniques involve special risks, which are described below, elsewhere in this Prospectus or in the Fund's SAI.

COMMON STOCKS AND OTHER EQUITY SECURITIES

         The Fund will invest in common stocks and other equity securities. Other equity securities may include depository receipts and warrants and other securities convertible or exchangeable into common stock. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.

SMALL AND MEDIUM MARKET CAPITALIZATION COMPANIES

         The Fund may invest a substantial portion of its assets in small and medium-sized companies. While small and medium-sized companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small and medium-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and medium-sized companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium-sized company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.

UNSEASONED COMPANIES

         The Fund may invest in securities of unseasoned companies. These are companies that have been in operation less than three years, including the operations of any of their predecessors. The securities of such companies may have limited liquidity and the prices of such securities may be volatile. The Fund currently intends to invest no more than 10% of its total assets in securities of unseasoned companies. The Fund may only invest up to 5% of its net assets in illiquid securities.

NON-DIVERSIFICATION AND SECTOR CONCENTRATION

         As a "non-diversified" fund, the Fund is permitted to invest its assets in a more limited number of issuers than other investment companies. Under the Internal Revenue Code of 1986 (the "Code"), however, for income tax purposes, the Fund (i) may not invest more than 25% of its assets in the securities of any one company or in the securities of any two or more companies controlled by the Fund which, pursuant to regulations under the Code, may be deemed to be engaged in the same, similar, or related trades or businesses and (ii) with respect to 50% of its assets, may not invest more than 5% of its assets in the securities of any one company and may not own more than 10% of the outstanding voting securities of a single company. Thus, as a "non-diversified" fund under the 1940 Act, the Fund may invest (i) up to 50% of its assets in the securities of as few as two companies, up to 25% each, so long as the Fund does not control the two companies or so long as the two companies are engaged in different businesses and (ii) up to 50% of its assets in the securities of as few as ten companies, up to 5% each, provided that, in any event, the Fund does not own in excess of 10% of any company's outstanding voting stock. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise unable to meet its obligations.

         The Fund may invest more than 25% of its assets in securities of companies in one or more market sectors, such as the technology or health care sector. A market sector may be made up of companies in a number of different industries. The Fund will only concentrate its investments in a particular market sector if the Advisor believes that the potential investment return justifies the additional risk associated with concentration in that sector.

         The Fund may invest its assets in fewer than 25 companies. This strategy may increase the volatility of investment performance and the Fund could incur greater losses than funds that invest in a greater number of issuers.

PORTFOLIO TURNOVER

         A change in the investments held by the Fund is known as "portfolio turnover." The annual portfolio turnover rate for the Fund is expected to be between 400 and 800% or higher but generally will not exceed 1,500%. High portfolio turnover generally involves above-average expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the short-term gains realized from these transactions are taxable to shareholders as ordinary income. In fact, it is possible that 100% of all capital gains and losses in any fiscal year may qualify as short-term.

TEMPORARY STRATEGIES

         Prior to investing the proceeds from sales of Fund shares, to meet ordinary daily cash needs, and to retain the flexibility to respond promptly to changes in market and economic conditions, the Advisor may hold cash and/or invest up to 35% of the Fund's total assets in short-term fixed-income securities issued by private and governmental institutions. It is impossible to predict when or for how long the Advisor may employ such strategies. Short-term fixed income securities must be rated at least A or higher by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Investors Service, Inc. ("Fitch") or A- or higher by Duff & Phelps, Inc. ("D&P"), and include without limitation the following securities, each of which has a stated maturity of one year or less from the date of purchase unless otherwise indicated, or securities which the Advisor deems to be of comparable quality to rated securities: U.S. government securities, including bills, notes and bonds, differing as to maturity and rate of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. governmental agencies or instrumentalities; certificates of deposit issued against funds deposited in a U.S. bank or savings and loan association; bank time deposits, which are monies kept on deposit with U.S. banks or savings and loan associations for a stated period of time at a fixed rate of interest; bankers' acceptances which are short-term credit instruments used to finance commercial transactions; commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch; and repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Additionally, the Fund may invest in short-term investment vehicles of a custodian bank.

ADRS

         The Fund may invest up to 20% of its net assets in American Depositary Receipts ("ADRs") or other foreign instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under the contractual arrangements with the issuer, including reliable financial statements.

         Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign countries are not subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in foreign investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS
--------------------------------------------------------------------------------

         The Fund's investment objective is capital appreciation. This investment objective is fundamental and cannot be changed without shareholder approval. Under normal market conditions, the Fund will attempt to achieve this objective by investing at least 65% of its assets in common stocks of companies which the Advisor characterizes as "growth" companies. There can be no assurance that the Fund will achieve its investment objective or that shares in the Fund will be worth more at redemption than at acquisition. The Fund may also hold cash and money market instruments to provide the Fund with liquidity and flexibility.

         In addition, the Fund has adopted certain fundamental investment restrictions that, like the Fund's investment objective, may not be changed without shareholder approval.

         - LIMITATION ON BORROWING: The Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law.

         - LIMITATION ON LENDING: The Fund may not make loans if, as a result, more than 33-1/3% of the Fund's assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements.

         - LIMITATION ON "SENIOR SECURITIES": The Fund may not issue senior securities, except as permitted under the 1940 Act.

         All of the Fund's fundamental investment restrictions are described in the Fund's SAI.

                        PRIOR PERFORMANCE OF THE ADVISOR
--------------------------------------------------------------------------------

         The following table shows the Advisor's historical performance data for a bank commingled fund (the "Account") managed by the Advisor, for the periods indicated, that has investment objectives, policies, strategies, and risks substantially similar to those of the Fund. The Account is not subject to the same types of expenses to which the Fund is subject nor to the specific tax restrictions and investment limitations imposed on the Fund by the Code and the 1940 Act. Consequently, the performance results for the Account could have been adversely affected if it had been regulated as an investment company under the federal tax and securities laws.

         The Account's performance has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"). All returns presented were calculated on a total return basis and include all dividends and interest, if any, accrued income, if any, and realized and unrealized gains and losses. All returns are net of all fees imposed upon the Account, including investment advisory fees, brokerage commissions, and execution costs paid by the Account without provision for federal or state income taxes. Cash and equivalents are included in performance returns. Total return is calculated monthly in accordance with the "time-weighted" rate of return method provided for by the AIMR standards, accounted for on a trade-date and accrual basis. No leveraged positions were utilized. Principal additions and withdrawals are weighted in computing the monthly returns based on the timing of these transactions.

         The following data is provided to illustrate the past performance of the Advisor in managing an account which is substantially similar to the Fund as measured against specified market indices and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of the future performance of the Fund or the Advisor.


            ACCOUNT ANNUALIZED PERFORMANCE THROUGH SEPTEMBER 30, 1997

                                                     Total Return
                Time Period                   Account        S&P 500 Mid-Cap
                -----------                   -------        ---------------

                  2nd Quarter                  22.51%             17.46%
                  3rd Quarter                  32.27%              7.49%


                        FUND ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------

ORGANIZATION


         The Fund is a series of common stock of a corporation, Grand Prix Funds, Inc. ("Corporation"), a Maryland company incorporated on October 30, 1997. The Corporation is authorized to issue shares of common stock in series and classes. Each share of common stock is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distributions. No certificates will be issued for shares held in your account. You will, however, have full shareholder rights. Generally, the Fund will not hold annual shareholders' meetings unless required by the 1940 Act or Maryland Law. As of December 23, 1997, Target Capital Management, LTD., an affiliate of the
Advisor, owned a controlling interest in the Fund.


MANAGEMENT

         Under the laws of the State of Maryland, the Board of Directors of the Corporation is responsible for managing its business and affairs. The Corporation has entered into an Investment Advisory Agreement with the Advisor under which the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Corporation's Board of Directors.

         ADVISOR

         The Advisor is a Florida corporation organized in February 1992. Under the Investment Advisory Agreement, the Corporation pays the Advisor an annual management fee of 1.00% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. For the fiscal year ending December 31, 1998, the Advisor has agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.65% of the Fund's average daily net assets. After such date, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any waivers or absorptions will have the effect of temporarily lowering the Fund's overall expense ratio and increasing the Fund's overall return to investors. Under the Investment Advisory Agreement, not only is the Advisor responsible for management of the Fund's assets, but also for portfolio transactions and brokerage.

         PORTFOLIO MANAGER

         President of the Advisor, Robert Zuccaro received a Bachelor's Degree from the University of Bridgeport in 1965 and a Master's in Business Administration from Pace University in 1968. Prior to founding Advisor in 1983, Mr. Zuccaro spent six years with Axe-Houghton, where he was President and Director of Axe-Houghton Stock Fund and Vice President and Director of portfolio management of E.W. Axe & Co. Mr. Zuccaro is a Chartered Financial Analyst.

CUSTODIAN AND TRANSFER AGENT

         Fifth Third Bank ("Fifth Third") acts as custodian of the Fund's assets ("Custodian"). Sunstone Investor Services, LLC serves as transfer agent for the Fund ("Transfer Agent").

ADMINISTRATOR

         Pursuant to an Administration and Fund Accounting Agreement, Sunstone Financial Group, Inc. performs certain compliance and tax reporting functions for the Fund. For these services, Sunstone Financial Group, Inc. receives from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets at an annual rate beginning at 0.20% and decreasing as the assets of the Fund reach certain levels, subject to an annual minimum of $65,000, plus out-of-pocket expenses.

FUND EXPENSES

         The Fund is responsible for its own expenses, including interest charges; taxes; brokerage commissions; organizational expenses; expenses of registering or qualifying shares for sale with the states and the SEC; expenses of issue, sale, repurchase, or redemption of shares; expenses of printing and distributing reports and prospectuses to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services; fees for outside directors; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


                                  YOUR ACCOUNT
--------------------------------------------------------------------------------

PURCHASING SHARES

         The Fund is no-load, so you may purchase, redeem or exchange shares directly at the Fund's net asset value without paying a sales charge. Because the Fund's net asset value changes daily, your purchase price will be the next net asset value determined after the Fund receives your purchase request in good order. See "Determination of Net Asset Value."

                                                                                  ADDITIONAL
                                                         INITIAL MINIMUM           MINIMUM
           TYPE OF ACCOUNT                                 INVESTMENT             INVESTMENT
           ---------------                               ---------------          -----------
           Regular                                           $5,000                   $1,000
           Automatic Investment Plan                         $5,000                   $1,000
           Gift to Minors                                    $5,000                   $1,000

         The Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of qualified retirement plans. The Fund will not accept your account if you are investing for another person as attorney-in-fact. The Fund also will not accept accounts with a "Power of Attorney" or "POA" in the registration section of the Purchase Application.

         OPENING AN ACCOUNT BY MAIL. Please complete the Purchase Application. You may duplicate any application or you can obtain additional copies of the Purchase Application from the Fund by calling 1-800-432-4741.

         Your completed Purchase Application should be mailed directly to:

                  Grand Prix Funds, Inc.
                  P.O. Box 1177
                  Milwaukee, WI  53201-1177

         To purchase shares by overnight or express mail, please use the following street address:

                  Grand Prix Funds, Inc.
                  c/o Sunstone Investor Services, LLC
                  207 East Buffalo Street, Suite 315
                  Milwaukee, WI  53202-5712

         All applications must be accompanied by payment in the form of a check made payable to "Grand Prix Funds." All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. Payment may be delayed for up to 10 calendar days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. If you contemplate redeeming your investment shortly after purchase, you should purchase the shares by wire as discussed below.

         OPENING AN ACCOUNT BY WIRE. You may make purchases by direct wire transfers. To ensure proper credit to your account, you must call the Fund at 1-800-432-4741 for instructions and to obtain an investor account number prior to wiring funds. Funds should be wired through the Federal Reserve System as follows:

                      Fifth Third Bank
                      A.B.A. Number:  042000314
                      For credit to:  Grand Prix Funds
                      Account Number:  71575856
                      For further credit to:
                      (investor account number)
                      (name or account registration)
                      (Social Security or Taxpayer Identification Number)

         A Purchase Application must be received by the Fund to establish privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed purchase application. The Fund reserves the right to refuse a telephone transaction if it believes it advisable to do so. If you have any questions, please call the Fund at 1-800-432-4741.

         ADDING TO AN ACCOUNT BY MAIL. You may make additional investments by mail or by wire in the minimums listed previously. When adding to an account by mail, you should send your check to the Fund, together with a subsequent investment slip from a recent statement. If this investment slip is unavailable, you should send a signed note giving the full name of the account and the account number. See "Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer.

         ADDING TO AN ACCOUNT BY ELECTRONIC FUNDS TRANSFER. You may also make additional investments by telephone or in writing through electronic funds transfers if you have previously selected this service. By selecting this service, you authorize the Fund to draw on your preauthorized bank account as shown on the records of the Fund and receive the proceeds by electronic funds transfer. Electronic funds transfers may be made commencing 10 business days after receipt by the Fund of your request to adopt this service. This time period allows the Fund to verify your bank information. Investments made by electronic funds transfer in any one account must be in an amount of at least $1,000 and will be effective at the net asset value next computed after receipt by the Fund of the proceeds from your bank account. See "Additional Purchase Information" for more information regarding purchases made by check. Changes to bank information must be made in writing and signed by all registered holders of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. This service may be selected by calling the Fund at 1-800-432-4741 for the necessary form and instructions.

         ADDING TO AN ACCOUNT BY WIRE. For additional investments made by wire transfer, you should use the wiring instructions listed previously. Be sure to include your account number. Wired funds are considered received in good order on the day they reach the Fund's bank account by the Fund's cut-off time for purchases and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

         AUTOMATIC INVESTMENT PLAN. You may make purchases of shares of the Fund automatically on a regular basis ($1,000 minimum per transaction). You must meet the Fund's minimum initial investment of $5,000 before the Automatic Investment Plan (the "Plan" or the "AIP Plan") may be established. Under the Plan, your designated bank or other financial institution debits a preauthorized amount on your account each designated period and applies the amount to the purchase of Fund shares. The Fund requires 10 business days after receipt of your request to initiate the Plan to verify your account information. Generally, the Plan will begin on the next transaction date scheduled by the Fund for the Plan following this 10 business day period. AIP Plan transactions are scheduled for the fifth and/or twentieth of every month. AIP Plan transactions also may be scheduled monthly, quarterly or annually. The Plan can be implemented with any financial institution that is a member of the Automated Clearing House. No service fee is currently charged by the Fund for participation in the Plan. You will receive a statement on a quarterly basis showing the purchases made under the Plan. A $23 fee will be imposed by the Fund if sufficient funds are not available in your account or your account has been closed at the time of the automatic transaction and your purchase will be canceled. You will also be responsible for any losses suffered by the Fund as a result. When a purchase is made pursuant to the Plan, and a redemption of such shares is requested shortly thereafter, the Fund may delay payment of the redemption proceeds until the Fund verifies that the proceeds used to purchase the shares were properly debited from your designated bank or other financial institution. You may adopt the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. You may obtain an application to establish the Plan after an account is opened by calling the Fund at 1-800-432-4741. A signature guarantee is required. In the event you discontinue participation in the Plan, the Fund reserves the right to redeem your Fund account involuntarily, upon 60 days' written notice, if the account's net asset value is $5,000 or less. Changes to bank information must be made in writing and signed by all registered holders of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. A redemption of all funds from your Plan account will automatically discontinue plan privileges.

         PURCHASING SHARES THROUGH OTHER INSTITUTIONS. If you purchase shares through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program materials, including information relating to fees, in addition to the Fund's Prospectus. Certain services of the Fund may not be available or may be modified in connection with the program of services provided. The Fund may only accept requests to purchase additional shares into a broker-dealer street name account from the broker-dealer.

         Certain broker-dealers, financial institutions, or other service providers that have entered into an agreement with the Corporation may enter purchase orders on behalf of their customers by telephone, with payment to follow within several days as specified in the agreement. The Fund may effect such purchase orders at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution, or other service provider to place the order with the Fund on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.

         ADDITIONAL PURCHASE INFORMATION. The Fund will charge a $23 service fee against your account for any check or electronic funds transfer that is returned unpaid and your purchase will be canceled. You will also be responsible for any losses suffered by the Fund as a result. In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Fund does not issue certificates.

         When a purchase is made by check and a redemption is requested shortly thereafter, payment may be delayed for up to 10 calendar days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. This delay allows the Fund to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

         New shareholders of the Fund are automatically provided with the privilege to initiate telephone inquiries, exchanges and redemptions unless expressly waived by the shareholder. Consequently, Purchase Applications provide that investors automatically authorize the telephone privileges unless they check the appropriate box on the Purchase Application to waive the privilege. If you have any questions as to how to waive this privilege, or how to add or delete a privilege after an account is established, please call the Fund at 1-800-432-4741. Generally, after the account has been established, a request to authorize, waive, add or delete a privilege must be in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

EXCHANGING SHARES

         You may exchange all or a portion of your investment from the Grand Prix Fund to the Fountain Square Money Market Fund (the "Money Market Fund"). This exchange feature is subject to the minimum purchase and redemption amounts set forth in this Prospectus ($5,000 minimum, $1,000 subsequent). You may obtain a copy of the Money Market Fund prospectus from the Fund by calling 1-800-432-4741, and you are advised to read it carefully, before authorizing any investment in shares of the Money Market Fund.

         Generally, exchange requests received in good order and accepted by the Fund by the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Standard Time, on a day during which the Fund's net asset value is determined will be effective that day for both the Fund being purchased and the Fund being redeemed. Please note that when exchanging from the Fund to the Money Market Fund, you will begin accruing income from the Money Market Fund the day following the exchange. When exchanging less than all of the balance from the Money Market Fund to the Fund, your exchange proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange. When exchanging your entire balance from the Money Market Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the Money Market Fund, at the end of the month. An exchange between the Fund and the Money Market Fund is treated the same as an ordinary sale and purchase for federal income tax purposes.

         Because of the risks associated with common stock investments, the Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. In addition, because excessive trading can hurt the Fund's performance and shareholders, the Fund reserves the right to temporarily or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege (e.g., more than five exchanges per calendar year). Your exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges with a "market timer" strategy may be disruptive to the Fund. Therefore, the maximum number of exchanges you wish to make may be restricted. Contact the Fund for additional information concerning the exchange privilege.

         AUTOMATIC EXCHANGE PLAN. You may make automatic monthly exchanges from the Money Market Fund account to a Fund account ($1,000 minimum per transaction). An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and generally, you will realize a capital gain or loss. You must meet the Fund's minimum initial investment requirements before this plan is established. You may adopt the plan at the time an account is opened by completing the appropriate section of the Purchase Application. To establish the Automatic Exchange Plan after an account is open, call the Fund at 1-800-432-4741.

         New shareholders of the Fund are automatically provided with the privilege to initiate telephone inquiries, exchanges and redemptions unless expressly waived by the shareholder. Consequently, Purchase Applications provide that investors automatically authorize the telephone privileges unless they check the appropriate box on the Purchase Application to waive the privilege. If you have any questions as to how to waive this privilege, or how to add or delete a privilege after an account is established, please call the Fund at 1-800-432-4741. Generally, after the account has been established, a request to authorize, waive, add or delete a privilege must be in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

REDEEMING SHARES

         You may redeem shares of the Fund at any time. The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Fund. See "Determination of Net Asset Value." There are no charges for the redemption of shares except that a fee of $10 is charged for each wire redemption and a $15 fee is charged when redeeming shares in an IRA. Refer to the IRA Disclosure Statement and Custodial Agreement for additional information on IRA accounts and fees. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

         REDEEMING BY MAIL. To redeem shares by mail, simply send an unconditional written request to the Fund specifying the number of shares or dollar amount to be redeemed, the name(s) on the account registration and the account number. If the dollar amount requested to be redeemed is greater than the current account value as determined by the net asset value on the effective date of the redemption, the entire account balance will be redeemed. A request for redemption must be signed exactly as the shares are registered. If the amount requested is greater than $10,000, the proceeds are to be sent to a person other than the shareholder(s) of record, to a location other than the address of record or is made within 30 days of an address exchange, each signature must be guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. See "Additional Redemption Information" for instructions on redeeming shares in corporate accounts. Additional documentation is required for the redemption of shares held by persons acting pursuant to a Power of Attorney. In case of any questions, contact the Fund in advance.

         The Fund will mail payment for redemption proceeds within seven days after it receives proper instructions for redemption. However, the Fund may delay payment on redemptions of recent purchases made by check until the Fund verifies that the check used to purchase Fund shares will not be returned due to insufficient funds. This is intended to protect the remaining investors from loss.

         REDEEMING BY TELEPHONE. Shares may be redeemed, in an amount up to $10,000, by calling the Fund at 1-800-432-4741. Proceeds redeemed by telephone will be mailed to your address, or wired or transmitted by electronic funds transfer to your preauthorized bank account as shown on the records of the Fund. A redemption request in excess of $10,000 must be made in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. A telephone redemption request will not be processed within 30 calendar days after an address change. A redemption request within that 30 day time period must be in writing and signed by each registered holder of the account with signatures guaranteed. A Notary Public is not an acceptable guarantor. Telephone redemptions must be in amounts of $1,000 or more.

         Payment of the redemption proceeds for Fund shares redeemed by telephone when you request wire payment will normally be made in federal funds on the next business day. There is currently a $10 fee for each wire redemption. It will be deducted from your redemption proceeds. Electronically transferred funds will ordinarily arrive at your bank within two to three banking days after transmission. To change the designated account, send a written request with the signature(s) guaranteed to the Fund. Once the funds are transmitted, the time of receipt and the availability of the funds are not within the Fund's control. The Fund reserves the right to delay payment for a period of up to seven days after receipt of the redemption request.

         The Fund reserves the right to refuse a telephone redemption or exchange transaction if it believes it is advisable to do so. Procedures for redeeming or exchanging shares of the Fund by telephone may be modified or terminated by the Fund at any time. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Fund has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include: requesting verification of certain personal information; recording telephone transactions; confirming transactions in writing; and restricting transmittal of redemption proceeds to preauthorized designations. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Fund may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

         You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Fund by telephone, you may also redeem shares by delivering or mailing the redemption request to: Grand Prix Funds, Inc., P.O. Box 1177, Milwaukee, WI 53201-1177. If you wish to send the information via overnight delivery, you may send it to: Grand Prix Funds, Inc., c/o Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 315, Milwaukee, WI 53202-5712. Redemption requests made via fax will not be accepted by the Fund.

         REDEEMING SHARES THROUGH OTHER INSTITUTIONS. Investors may be charged a fee if they redeem shares of the Fund through a broker or an agent.

         ADDITIONAL REDEMPTION INFORMATION. When a purchase is made by check and a redemption is requested shortly thereafter, payment may be delayed on redemption requests for recent purchases made by check until the Fund verifies that proceeds used to purchase Fund shares will not be returned due to insufficient funds. This is intended to protect the remaining investors from loss.

         New shareholders of the Fund are automatically provided with the privilege to initiate telephone inquiries, exchanges and redemptions unless expressly waived by the shareholder. Consequently, Purchase Applications provide that investors automatically authorize the telephone privileges unless they check the appropriate box on the Purchase Application to waive the privilege. If you have any questions as to how to waive this privilege, or how to add or delete a privilege after an account is established, please call the Fund at 1-800-432-4741. Generally, after the account has been established, a request to authorize, waive, add or delete a privilege must be in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

         Any redemption or transfer of ownership request for corporate accounts will require the following written documentation:

       1. A written letter of instruction signed by the required number of authorized officers, along with their respective positions. For redemption requests in excess of $10,000, the written request must be signature guaranteed. A signature guarantee may be obtained from a commercial bank or trust company in the United States, a member firm of the NASD or other guarantor and "Signature Guaranteed" must appear with the signature. A Notary Public is not an acceptable guarantor.

       2. A certified Corporate Resolution that states the date the Resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.

       3. If the Corporate Resolution is more than 60 days old from the date of the transaction request, a Certificate of Incumbency from the Corporate Secretary which specifically states that the officer or officers named in the resolution have the authority to act on the account. The Certificate of Incumbency must be dated within 60 days of the requested transaction. If the Corporate Resolution confers authority on officers by title and not by name, the Certificate of Incumbency must name the officer(s) and their title(s).

         The Fund reserves the right to suspend or postpone redemptions during any period when: trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

         Due to the relatively high cost of maintaining small accounts, if your account balance falls below the $5,000 minimum as a result of a redemption or exchange, you may be given a 60-day notice to reestablish the minimum balance. If this requirement is not met, your account may be closed and the proceeds sent to you. If your account balance in the Money Market Fund is redeemed, accrued interest will be paid at the end of the following month.

SHAREHOLDER REPORTS AND INFORMATION

         The Fund will provide the following statements and reports:

         CONFIRMATION STATEMENTS. Except for AIP Plan transactions, after each transaction that affects the account balance or account registration, you will receive a confirmation statement. Participants in the Plan will receive quarterly confirmations of all automatic transactions.

         ACCOUNT STATEMENTS. All shareholders will receive quarterly account statements. If you need additional copies of previous statements, you may order statements for the current and preceding year at no charge. Statements for earlier years are available for $5 each. Call 1-800-432-4741 to order past statements. If you need information on your account with the Fund or if you wish to submit any applications, redemption requests, inquiries or notifications, you should contact: Grand Prix Funds, Inc., P.O. Box 1177, Milwaukee, WI 53201-1177 or call 1-800-432-4741. If you wish to send the information via overnight delivery, you may send it to: Grand Prix Funds, Inc., c/o Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 315, Milwaukee, WI 53202-5712.

         FINANCIAL REPORTS. Financial reports are provided to shareholders semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in the Fund.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value per share is determined as of the close of trading (generally 4:00 p.m. Eastern Standard Time) on each day the Exchange is open for business. Purchase orders and redemption requests received in good order on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the Exchange will be valued as of the close of trading on the next day the Exchange is open. The Fund is not required to calculate its net asset value on days during which the Fund receives no orders to purchase or redeem shares. Net asset value per share is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

         In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at fair value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation or its delegate. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. All money market instruments with maturities less than 60 days will be valued on an amortized cost basis.

                   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
--------------------------------------------------------------------------------

         The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). The 12b-1 Plan provides for the payment of a 12b-1 fee of up to 0.25% of the average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The Fund is authorized to, in turn, pay all or a portion of these fees to any registered securities dealer, financial institution, or other person ("Recipient") who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement ("Rule 12b-1 Related Agreement"). The 12b-1 Plan is a "reimbursement" plan, which means that the fees paid by the Fund under the Plan are intended as reimbursement for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees. If more money for services rendered and commission fees is due than is immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. No interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward. Payment of the distribution and servicing fees is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable.

         The 12b-1 Plan, including a form of the 12b-1 Related Agreement, has been unanimously approved by the Board of Directors of the Corporation, including all of the members of the Board who are not "interested persons" of the Corporation as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any related agreements ("Disinterested Directors") voting separately.

         The 12b-1 Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the 12b-1 Plan, and any Rule 12b-1 Related Agreement, may be terminated without penalty, by vote of a majority of the Fund's outstanding voting securities, or by vote of a majority of Disinterested Directors (on not more than sixty (60) days' written notice in the case of the Rule 12b-1 Related Agreement only).

             DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT
--------------------------------------------------------------------------------

         The Fund intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. However, for federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

         The Fund intends to pay dividends from net investment income annually and to distribute all net realized capital gains at least annually. In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains. Please note, however, that the objective of the Fund is capital appreciation, not the production of distributions. You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

         When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gain distributions will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at Grand Prix Funds, Inc., P.O. Box 1177, Milwaukee, WI 53201-1177. The election is effective for distributions with a dividend record date on or after the date on which the Fund receives notice of the election.

         If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by current federal law to withhold federal income tax from your distributions (including applicable Fund share reinvestments) and redemption proceeds at a rate of 31%.

         This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

                                FUND PERFORMANCE
--------------------------------------------------------------------------------

         The Fund may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements. The results may be calculated on several bases, including average annual total return, total return and cumulative total return.

         Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund over a specified period of time, assuming the reinvestment of all dividends and distributions. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects performance over a stated period of time.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

DIRECTORS

         Robert Zuccaro
         Phillipp Villhauer
         Mary Jane Boyle
         Edward F. Ronan, Jr.
         Dennis K. Waldman

OFFICERS

         Robert Zuccaro, President
         Phillipp Villhauer, Vice-President and Secretary
         Mary Jane Boyle, Vice-President and Treasurer

INVESTMENT ADVISOR

         TARGET HOLDINGS CORPORATION, D.B.A. TARGET INVESTORS
         15 River Road, Suite 220
         Wilton, Connecticut  06897

CUSTODIAN

         FIFTH THIRD BANK
         38 Fountain Square Plaza
         Cincinnati, Ohio  45263

ADMINISTRATOR

         SUNSTONE FINANCIAL GROUP, INC.
         207 East Buffalo Street, Suite 400
         Milwaukee, Wisconsin 53202

TRANSFER AGENT

         SUNSTONE INVESTOR SERVICES, LLC

         For overnight deliveries, use:            For regular mail deliveries,
         Grand Prix Funds, Inc.                    use:  Grand Prix Funds, Inc.
         c/o Sunstone Investor Services, LLC       P.O. Box 1177
         207 East Buffalo Street, Suite 315        Milwaukee, WI  53201-1177
         Milwaukee, Wisconsin 53202-5712

INDEPENDENT AUDITORS

         ERNST & YOUNG LLP
         111 East Kilbourn Avenue
         Milwaukee, Wisconsin  53202

LEGAL COUNSEL

         GODFREY & KAHN, S.C.
         780 N. Water Street
         Milwaukee, Wisconsin  53202

                       STATEMENT OF ADDITIONAL INFORMATION


                             GRAND PRIX FUNDS, INC.

                                 GRAND PRIX FUND

                             Wilton Executive Campus
                            15 River Road, Suite 220
                            Wilton Connecticut 06897
                            Telephone: 1-800-432-4741



--------------------------------------------------------------------------------

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the GRAND PRIX FUND ("Fund"), dated December 31, 1997. The Prospectus, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number.




























      This Statement of Additional Information is dated December 31, 1997.

CONTENTS
------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND RESTRICTIONS..................................3


INVESTMENT POLICIES AND TECHNIQUES.....................................4


DIRECTORS AND OFFICERS.................................................6


PRINCIPAL SHAREHOLDERS.................................................8


INVESTMENT ADVISOR.....................................................8


FUND TRANSACTIONS AND BROKERAGE........................................8


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT...............10


PLAN OF DISTRIBUTION..................................................10


TAXES.................................................................11


DETERMINATION OF NET ASSET VALUE......................................11


SHAREHOLDER MEETINGS..................................................11


PERFORMANCE INFORMATION...............................................11


INDEPENDENT AUDITORS..................................................13


FINANCIAL STATEMENTS..................................................13



         No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information ("SAI") and the Prospectus dated December 31, 1997, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

INVESTMENT OBJECTIVE AND RESTRICTIONS
--------------------------------------------------------------------------------

         The Fund's investment objective is capital appreciation. The Fund's investment objective and policies are described in detail in the Prospectus under the captions "Investment Objective and Restrictions" and "Implementation of Policies and Risks." The following are the Fund's fundamental investment restrictions which cannot be changed without shareholder approval.

The Fund:

1. May not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act");

2. May not act as an underwriter of another company's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities;

3. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities);

4. May not make loans if, as a result, more than 33 1/3% of the Fund's assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements;

5. May not invest more than 25% of its assets in securities of companies in any one industry;

6. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities);

7. May (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law;

8. Notwithstanding any other fundamental investment policy or restriction, may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions.

         The following non-fundamental operating policies may be changed by the Board of Directors without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 5% of its net assets would be invested in illiquid securities.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act ("CEA") and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the CEA); provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6. Make any loans other than loans of portfolio securities, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements with respect to portfolio securities.

7. Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its assets.

         Except for the fundamental investment restrictions listed above and the Fund's investment objective, the other investment policies described in the Prospectus and this SAI are not fundamental and may be changed with approval of the Fund's Board of Directors. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.


INVESTMENT POLICIES AND TECHNIQUES
--------------------------------------------------------------------------------

         The following information supplements the discussion of the Fund's investment objective, strategy, and policies that are described in the Prospectus under the captions "Investment Strategy," "Implementation of Policies and Risks," and "Investment Objective and Restrictions."

DEPOSITARY RECEIPTS

         The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of companies based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

         ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. For example, a non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer, including reliable financial statements. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

CONVERTIBLE SECURITIES

         The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock or warrants of the same or a different company within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock (or warrant) since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock (or warrant) increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

NON-DIVERSIFICATION AND SECTOR CONCENTRATION

         While the Fund is "non-diversified," which means that it is permitted to invest its assets in a more limited number of issuers than other investment companies, the Fund intends to diversify its assets to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"). To so qualify (i) not more than 25% of the total value of the Fund's assets may be invested in securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies under the Code) or of any two or more issuers controlled by the Fund, which, pursuant to the regulations under the Code, may be deemed to be engaged in the same, similar, or related trades or businesses, and (ii) with respect to 50% of the total value of the Fund's assets (a) not more than 5% of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies under the
Code) and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies under the Code).

         In addition, the Fund has adopted a fundamental investment restriction which prohibits the Fund from investing more than 25% of its assets in securities of companies in any one industry. An industry is defined as a business-line subsector of a stock-market sector. While the Fund may be heavily invested in one single market sector like technology or health care, for example, it will not invest more than 25% of its assets in securities of companies in any one industry. While the Fund may be heavily invested in technology or any other market sector from time to time, rotation in asset management may be experienced.

         To the extent that a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of companies, the Fund's portfolio securities may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a diversified investment company.

TEMPORARY STRATEGIES

         As described in the Prospectus under the heading "Implementation of Policies and Risks," prior to investing proceeds from sales of Fund shares, to meet ordinary daily cash needs, and to retain the flexibility to respond promptly to changes in market and economic conditions, the Fund may hold cash and/or invest up to 35% of its total assets in money market instruments. The money market instruments which the Fund may purchase include U.S. Government securities, bank obligations, obligations of savings institutions, fully insured certificates of deposit, commercial paper, and securities issued by registered investment companies holding themselves out as money market funds. Such securities include:

         U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and

Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes, and bonds;

         BANK OBLIGATIONS. Obligations (including certificates of deposit, bankers' acceptances, commercial paper (see below) and other debt obligations) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

         OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

         FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 5% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

         COMMERCIAL PAPER. Commercial paper rated Prime-1 or better by Moody's Investors Service, Inc. ("Moody's"), A-1 or better by Standard & Poor's Corporation ("S&P"), Duff 2 or higher by Duff & Phelps, Inc. ("D&P"), or Fitch 2 or higher by Fitch Investor Services, Inc. ("Fitch"); and

         MONEY MARKET FUNDS. Securities issued by registered investment companies holding themselves out as money market funds which attempt to maintain a stable net asset value of $1.00 per share.


DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

         The directors and officers of Grand Prix Funds, Inc. ("Corporation"), of which the Fund is a series, together with information as to their principal business occupations during the last five years, and other information, are shown below. Each director and officer who is deemed an "interested person" as defined in the 1940 Act is indicated by an asterisk. Mr. Zuccaro has served as a director and officer of the Corporation since its inception on October 30, 1997. The other directors and officers have served as such since December 10, 1997.

         *ROBERT ZUCCARO, President and a Director of the Corporation.

         Mr. Zuccaro, 55 years old, received a Bachelor's Degree from the University of Bridgeport in 1965 and a Master's Degree in Business Administration from Pace University in 1968. Prior to founding what is now Target Holdings Corporation, doing business as Target Investors ("Advisor") in 1983, Mr. Zuccaro spent six years with Axe-Houghton, where he was President and Director of Axe-Houghton Stock Fund and Vice President and Director of portfolio management of E.W. Axe & Co. Mr. Zuccaro is a Chartered Financial Analyst.

         Mr. Zuccaro's address is 15 River Road, Suite 220, Wilton, Connecticut 06897.

         *PHILLIPP VILLHAUER, Vice-President, Secretary and a Director of the Corporation.

         Mr. Villhauer, 32 years old, earned a Master's Degree in Business Administration from Fordham University in 1994. Prior to joining Advisor as a portfolio manager/analyst in 1993, Mr. Villhauer was a trader at Brown Brothers Harriman & Company and an Assistant Vice-President Trader/Analyst at Gabelli & Company, Inc.

         Mr. Villhauer's address is 15 River Road, Suite 220, Wilton, Connecticut 06897.

         *MARY JANE BOYLE, Vice-President, Treasurer and a Director of the Corporation.

         Ms. Boyle, 52 years old, earned a Master's Degree from the University of Bridgeport in 1971. Prior to co-founding Advisor in 1983, where she serves as Vice-President, Client Service, Ms. Boyle was a Regional Sales Director with Mondessa Enterprises, Inc.

         Ms. Boyle's address is 15 River Road, Suite 220, Wilton, Connecticut 06897.

         EDWARD F. RONAN, JR., a Director of the Corporation.

         Mr. Ronan, 45 years old, earned a B.S. in accounting from the University of Bridgeport in 1977. Mr. Ronan is a C.P.A. and a member of Actis-Grande, Ronan, Carbone & Company, LLC, a certified public accounting firm and has been with the firm since 1984. Mr. Ronan has also served as a director of 2.E.P. Co., Inc., a flooring tool manufacturer and distributor, since 1993.

         Mr. Ronan's address is 30 Main Street, Danbury, Connecticut 06810.

         DENNIS K. WALDMAN, a Director of the Corporation.

         Mr. Waldman, 43 years old, graduated from the Massachusetts Institute of Technology in 1976 with a Bachelor's of Science degree in aeronautical and astronautical engineering and in electrical engineering and in 1978 with a Master's of Science degree in aeronautical and astronautical engineering. Since 1994, Mr. Waldman has served as Vice-President of Sales for Strategic Information Associates, prior to which time, Mr. Waldman worked at ITS as Vice-President of Sales. From 1992 to 1994, Mr. Waldman was a sales representative at Tartan where he was involved in engineering sales.

         Mr. Waldman's address is 62 Windsor Road, Waban, Massachusetts 02168.


         As of December 23, 1997, officers and directors of the Corporation did not beneficially own any of the shares of common stock of the Fund's then outstanding shares; however, Target Capital Management, Ltd., which is an affiliate of the advisor and controlled by Mr. Zuccaro, owned 100% of such shares. Directors and officers of the Corporation who are also officers, directors, employees, or shareholders of Advisor do not receive any remuneration from the Fund for serving as directors or officers.


         The following table provides information relating to annual compensation to be paid to directors of the Corporation for their services as such:

                Name                    Cash Compensation     Other Compensation       Total
                ----                    -----------------     ------------------       -----

Robert Zuccaro                                $  0                   $0                $  0
Phillipp Villhauer                            $  0                   $0                $  0
Mary Jane Boyle                               $  0                   $0                $  0
Edward F. Ronan, Jr                           $500                   $0                $500
Dennis K. Waldman                             $500                   $0                $500

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


         As of December 23, 1997, the following persons owned of record or are known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund:


         Name and Address                   No. Shares             Percentage


         TARGET CAPITAL MANAGEMENT, LTD. 10,000 100%

         15 River Road, Suite 200
         Wilton, Connecticut 06897

         Based on the foregoing, as of December 23, 1997, Target Capital Management, Ltd. owned a controlling interest in the Fund. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Fund.



INVESTMENT ADVISOR
--------------------------------------------------------------------------------

         Target Holdings Corporation, d.b.a. Target Investors ("Advisor") is the investment advisor to the Fund. The Advisor is controlled by Robert Zuccaro who owns 80% of the Advisor.


         The investment advisory agreement between the Corporation and the Advisor dated as of December 31, 1997 ("Advisory Agreement") has an initial term of two years and thereafter is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was approved by the Board of Directors, including a majority of the disinterested directors on December 10, 1997, and by the initial shareholder on December 23, 1997. The Advisory Agreement is terminable without penalty on 60 days' written notice by the Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.



         Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Board of Directors. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for managing the investments of the Fund. As compensation for its services, the Corporation pays the Advisor an annual management fee of 1.00% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. The organizational expenses of the Fund were advanced by the Advisor and will be reimbursed by the Fund over a period of not more than 60 months. The organizational expenses were approximately $80,750.


         The Advisor has agreed to limit the total operating expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.65% of the Fund's average net assets until December 31, 1998. After such date, the Advisor may from time to time voluntarily (but is not required or obligated to) waive all or a portion of its fee and/or absorb certain Fund expenses. Any waiver of fees or absorption of expenses will be made on a monthly basis and, with respect to the latter, will be paid to the Fund by reduction of Advisor's fee.


FUND TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

         Under the Advisory Agreement, Advisor, in its capacity as portfolio manager, is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on such transactions, and the allocation of portfolio brokerage business. The Fund has no obligation to deal with any particular broker or dealer; in executing transactions, the Advisor seeks to obtain the best execution at the best security price available with respect to each transaction. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. While the Advisor seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest available commission. Brokerage will not be allocated based on the sale of the Fund's shares.

         Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)"), permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, sectors, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In selecting brokers or dealers, Advisor considers investment and market information and other research, such as economic, securities, and performance measurement research provided by such brokers or dealers and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker or dealer may be greater than the amount another firm might charge if Advisor determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker or dealer to the Fund. Advisor believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by the Fund unless (a) Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Advisor's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws; and (c) in the opinion of Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

         Advisor places portfolio transactions for other advisory accounts in addition to the Fund. Research services furnished by firms through which the Fund effects its securities transactions may be used by Advisor in servicing all of its accounts; not all of such services may be used by Advisor in connection with the Fund. Advisor believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker or dealer paid by each account for brokerage and research services will vary. However, Advisor believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. There can be no assurance that a particular purchase or sale opportunity will be allocated to the Fund. In making such allocations between the Fund and other advisory accounts, certain factors considered by Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

         The Fund anticipates that its annual portfolio turnover rate will be between 400 and 800% or higher but generally will not exceed 1,500%. The annual portfolio turnover rate indicates changes in the Fund's securities holdings; for instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less and U.S. government securities) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Fund's shares.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
--------------------------------------------------------------------------------

         As custodian of the Fund's assets, Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, has custody of all securities and cash of the Fund, delivers and receives payment for portfolio securities sold, receives and pays for portfolio securities purchased, collects income from investments, if any, and performs other duties, all as directed by the officers of the Corporation. Sunstone Investor Services, LLC ("Sunstone"), 207 East Buffalo Street, Suite 315, Milwaukee, Wisconsin 53202-5712, acts as transfer agent and dividend-disbursing agent for the Fund.


PLAN OF DISTRIBUTION
--------------------------------------------------------------------------------

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

         As described more fully in the Prospectus under the heading "Distribution and Shareholder Servicing Plan," the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to which certain distribution and shareholder servicing fees may be paid to registered securities dealers, financial institutions, or other persons ("Recipients") who render assistance in distributing or promoting the sale of Fund shares, or who provide certain shareholder services to Fund shareholders, pursuant to a written agreement ("Rule 12b-1 Related Agreement"). Under the terms of the Plan, the Fund may be required to pay the Recipients a fee of up to 0.25% of the average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The Plan is a "reimbursement" plan, which means that the fees paid by the Fund under the Plan are intended as reimbursement for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees. If more money for services rendered and commission fees is due than is immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. No interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward.

ANTICIPATED BENEFITS TO THE FUND

         The Board of Directors of the Corporation considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; and (e) the possible benefits of the Plan to any other person relative to those of the Fund.

         Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the 1940 Act, the Board of Directors determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Fund and its shareholders in at least one or several potential ways. Specifically, the Board concluded that any Recipients operating under Rule 12b-1 Related Agreements would have little or no incentive to incur promotional expenses on behalf of the Fund if a Rule 12b-1 plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Fund. In addition, the Board determined that the payment of Rule 12b-1 fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Recipients to sell Fund shares, which should result in certain economies of scale.

         While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.

TAXES
--------------------------------------------------------------------------------

         As indicated under "Dividends, Capital Gain Distributions and Tax Treatment" in the Prospectus, the Fund intends to qualify annually as a "regulated investment company" under the Code. This qualification does not require government supervision of the Fund's management practices or policies.

         A dividend or capital gains distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as indicated above.


DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

         As set forth in the Prospectus under the same heading, the Fund's net asset value will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The Fund does not determine net asset value on days the NYSE is closed and at other times described in the Prospectus. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


SHAREHOLDER MEETINGS
--------------------------------------------------------------------------------

         Maryland law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

         As described in the "Fund Performance" section of the Fund's Prospectus, the Fund's historical performance or return may be shown in the form of various performance figures. The Fund's performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting the Fund's performance include general market conditions, operating expenses, and investment management.

TOTAL RETURN

         The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                                         n
                                                   P(1+T)  = ERV

                P =           a hypothetical initial payment of $1,000.
                T =           average annual total return.
                n =           number of years.

                ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

Performance for a specific period is calculated by first taking an investment (assumed to be $1,000) ("initial investment") on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the Fund's net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

         Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

COMPARISONS

         From time to time, in marketing and other Fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other mutual funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

         The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar"), which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

         Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's, and a variety of investment newsletters.

         The Fund may compare its performance to a wide variety of indices and measures of inflation. There are differences and similarities between the investments that the Fund may purchase and the investments measured by these indices.

         Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution.

         Investors may also want to compare the Fund's performance to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         Ernst & Young LLP, 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, have been elected as the independent auditors for the Fund.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following financial statements of the Fund are contained herein:


                  (a)  Report of Independent Auditors.

                  (b)  Statement of Assets and Liabilities.

                  (c) Notes to Statement of Assets and Liabilities.


_____________

MW1-98236-5

                         Report of Independent Auditors


To the Shareholder and
Board of Directors of
Grand Prix Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Grand Prix Fund, comprising the Grand Prix Funds, Inc. (the "Fund"), as of December 23, 1997. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Grand Prix Fund at December 23, 1997, in conformity with generally accepted accounting principles.



                                                            /s/
                                                            ERNST & YOUNG LLP


Milwaukee, Wisconsin
December 23, 1997

GRAND PRIX FUNDS, INC.

Grand Prix Fund

Statement of Assets and Liabilities

December 23, 1997

--------------------------------------------------------------------------------

Assets:
      Cash                                                            $100,000
      Unamortized organization costs                                    80,750

--------------------------------------------------------------------------------

Total assets                                                            180,750

--------------------------------------------------------------------------------

Liabilities:
      Accrued organization costs                                      $  40,500
      Payable to adviser                                                 40,250

--------------------------------------------------------------------------------

Total liabilities                                                     $  80,750

--------------------------------------------------------------------------------

Net assets                                                            $ 100,000

--------------------------------------------------------------------------------

Represented by:
      Capital stock, $0.01 par value (500,000,000 shares
        authorized and 10,000 shares outstanding)                     $     100
      Additional paid-in capital                                         99,900


--------------------------------------------------------------------------------

Net Assets                                                            $ 100,000

--------------------------------------------------------------------------------

Offering price, redemption price and
      net asset value per share (based
      on 10,000 shares of capital stock)                              $   10.00


--------------------------------------------------------------------------------

See accompanying notes to Statement of Assets and Liabilities.

                             GRAND PRIX FUNDS, INC.

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 23, 1997


(1)    Organization

       Grand Prix Funds, Inc. ("Grand Prix") was organized on October 29, 1997 as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The only series presently authorized is the Grand Prix Fund (the "Fund"). The Fund has had no operations other than those relating to organizational matters, including the sale of 10,000 shares to capitalize the Fund for cash in the amount of $100,000.

(2)    Significant Accounting Policies

       (a)    Organization Costs

              Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

       (b)    Federal Income Taxes

              The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

(3)    Investment Adviser

       The Fund has an agreement with Target Holdings Corporation d/b/a Target Investors (the "Adviser") to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at 1.00% of average daily net assets of the Fund. The Adviser has agreed to reduce its fees and/or reimburse the Fund's expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the annual expense limitation of 1.65% of average daily net assets until December 31, 1998.

(4)    Administrator

       Sunstone Financial Group, Inc. (the "Administrator") acts as Administrator for the Fund. As compensation for its administrative services and the assumption of certain administrative expenses, the Administrator is entitled to a fee computed daily and payable monthly, at an annual rate of 0.20% and decreasing as the assets of the Fund reach certain levels, subject to an annual minimum of $65,000, plus out-of-pocket expenses. The minimum annual fee is subject to an automatic annual escalation of 6%.

       The Administrator may periodically volunteer to reduce all or a portion of its administrative fee with respect to the Fund. These waivers may be terminated at any time at the Administrator's discretion. The Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the yield of the Fund to be higher than it would be in the absence of such reduction.

(5)    Capital Stock

       Grand Prix is authorized to issue Five Hundred Million (500,000,000) shares of common stock with a par value of one cent ($0.01). The Board of Directors is empowered to issue other series of Grand Prix shares without shareholder approval.

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         (a)   Financial Statements (Included in Parts A and B)

                        Report of Independent Auditors

                        Statement of Assets and Liabilities

                        Notes to Statement of Assets and Liabilities

         (b)   Exhibits

               (1.1)    Registrant's Articles of Incorporation (1)


               (1.2)    Amendment to Registrant's Articles of Incorporation (2)


               (2)      Registrant's By-Laws (1)

               (3)      None

               (4)      None


               (5)      Investment Advisory Agreement (2)


               (6)      None

               (7)      None


               (8)      Custodian Agreement (2)

               (9.1)    Transfer Agency Agreement (2)

               (9.2)    Administration and Fund Accounting Agreement (2)

               (10)     Opinion and Consent of Godfrey & Kahn, S.C. (2)



               (11)     Consent of Ernst & Young LLP


               (12)     None


               (13)     Subscription Agreement


               (14)     None


               (15.1)   Rule 12b-1 Distribution and Shareholder Servicing Plan
                        (2)

               (15.2)   Form of 12b-1 Related Agreement (2)


               (16)     NONE

               (17)     FINANCIAL DATA SCHEDULE

               (18)     NONE

               (19) POWERS OF ATTORNEY FOR DIRECTORS AND OFFICERS (SEE SIGNATURE PAGE)


------------------

(1) Incorporated by reference to Registrant's Form N-1A as filed with the Commission on October 31, 1997.


(2) Incorporated by Reference to Registrant's
    Pre-Effective Amendment No. 1 as Filed
    with the Commission on December 23, 1997.



Item 25. Persons Controlled by or under Common Control with Registrant

         Registrant neither controls any person nor is under common control with any other person.

Item 26. Number of Holders of Securities


                                                      Number of Record Holders
         Title of Securities                           as of December 23, 1997
         -------------------                           ---------------==------

         Common Stock, $.01 par value                               1
                                                                    =


Item 27. Indemnification

         Article 6.4 of Registrant's Articles of Incorporation provides as follows:

         The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

Item 28. Business and Other Connections of Investment Advisor

         Besides serving as investment advisor to private accounts, the Advisor is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature. Information regarding the business, profession, vocation, or employment of a substantial nature of Advisor's directors and officers is hereby incorporated by reference from the information contained under "Fund Organization and Management-Management" in the Prospectus.

Item 29. Principal Underwriters

         (a)      None.

         (b)      None.

         (c)      None.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are in the possession of Target Holdings Corporation, doing business as Target Investors, Registrant's investment advisor, at Registrant's corporate offices, except (1) records held and maintained by Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, relating to its function as custodian, (2) records held and maintained by Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 315, Milwaukee, Wisconsin 53202, relating to its function as transfer agent, and (3) records held and maintained by Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, relating to its function as administrator and fund accountant.

Item 31. Management Services

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32. Undertakings.

         (a) Registrant undertakes to file a post-effective amendment to this Registration Statement which will contain financial statements (which need not be certified) no later than 60 days after the end of the four to six month period after effectiveness of this Registration Statement.

         (b) Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilton and State of Connecticut on the 29th day of December, 1997.


                                      GRAND PRIX FUNDS, INC. (Registrant)


                                      By:  /s/ Robert Zuccaro
                                           -------------------------------------
                                           Robert Zuccaro
                                           President


         Each person whose signature appears below constitutes and appoints Robert Zuccaro, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all pre-effective and post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.


         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.


                 Name                                   Title                                  Date
                 ----                                   -----                                  ----



/s/ Robert Zuccaro                      President and a Director                     December  29, 1997
-------------------------------------                                                          ==
Robert Zuccaro



/s/ Phillipp Villhauer                  Vice President, Secretary                    December  29, 1997
-------------------------------------   and a Director                                         ==
Phillipp Villhauer



/s/ Mary Jane Boyle                     Vice President, Treasurer                    December  29, 1997
-------------------------------------   and a Director                                         ==
Mary Jane Boyle





-------------------------------------   Director                                     December ___, 1997
Edward F. Ronan, Jr.



-------------------------------------   Director                                     December ___, 1997
Dennis K. Waldman

                                  EXHIBIT INDEX

Exhibit No.           Exhibit


   (1.1)          Registrant's Articles of Incorporation (1)

   (1.2)          Amendment to Registrant's Articles of Incorporation (2)
                                                                      ===

    (2)           Registrant's By-Laws (1)

    (3)           None

    (4)           None

    (5)           Investment Advisory Agreement (2)
                                                ===

    (6)           None

    (7)           None

    (8)           Custodian Agreement (2)
                                      ===

   (9.1)          Transfer Agency Agreement (2)
                                            ===

   (9.2)          Administration and Fund Accounting Agreement (2)
                                                               ===

   (10)           Opinion and Consent of Godfrey & Kahn, S.C. (2)
                                                             ====

   (11)           Consent of Ernst & Young LLP

   (12)           None

   (13)           Subscription Agreement

   (14)           None

  (15.1)          Rule 12b-1 Distribution and Shareholder Servicing Plan (2)
                                                                         ===

  (15.2)          Form of 12b-1 Related Agreement (2)
                                                  ===

  (16)           None

  (17)           Financial Data Schedule

  (18)           None

  (19) Powers of Attorney for Directors and Officers (see signature page)



-------------------

(1) Incorporated by reference to Registrant's N-1A as filed with the Commission on October 31, 1997.


(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed with the Commission on December 23, 1997.